Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) employed ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Schedule of benefits for employment of key management personnel (including directors) employed [Abstract]
Number of people	4	4	8	5
Short-term employee benefits	₪ 5,190	$ 1,502	₪ 8,790	₪ 7,816